Income Taxes - Summary of Changes in Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 305,691	¥ 113,087	¥ 162,768
Defined benefit plan liabilities [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	45,291	3,093	(4,333)
Accrued expenses and liabilities for quality assurance [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	29,633	108,554	40,626
Other accrued employees' compensation [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	11,769	8,930	6,925
Operating loss carryforwards for tax purposes [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	291,709	(5,609)	(133,776)
Allowance for doubtful accounts and credit losses [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	5,347	11,776	(551)
Property, plant and equipment and other assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	1,070	49,177	11,518
Undistributed earnings of foreign subsidiaries [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	14,200	(20,814)	(2,869)
Undistributed earnings of associates and joint ventures [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(30,316)	(54,492)	(43,526)
Basis difference of acquired assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(15,541)	10,991	1,152
Capitalized development costs [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	10,460	7,815	12,824
Lease transactions [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(398,554)	18,780	186,196
Other [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 340,621	¥ 25,114	¥ 88,582